BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information about Borrowings

	US Dollars
Figures in millions	2021	2020	2019

Non-current

Unsecured
Debt carried at amortised cost
Rated bonds - issued October 2021	744	—	—
Semi-annual coupons are paid at 3.375% per annum on the $750m 7-year bonds. The bonds were issued on 22 October 2021, are repayable on 1 November 2028 and are US dollar-based.
Rated bonds - issued October 2020	693	692	—
Semi-annual coupons are paid at 3.75% per annum on $700m 10-year bonds. The bonds were issued on 1 October 2020, are repayable on 1 October 2030 and are US dollar-based.
Rated bonds - issued April 2010	296	295	1,003
Semi-annual coupons are paid at 6.5% per annum on $300m 30-year bonds. The $300m bonds are repayable in April 2040. The bonds are US dollar-based.
Rated bonds - issued July 2012	—	764	762
Semi-annual coupons were paid at 5.125% per annum on the $750m 10-year bonds. The bonds were issued on 30 July 2012 and were repaid during October 2021 and November 2021. The bonds were US dollar-based.

Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)	31	—	15
The Facility consists of a US dollar based facility with interest charged at a margin of 1.45% above LIBOR and an Australian dollar based facility capped at $500m with a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. The facility was issued on 23 October 2018 and is available until 23 October 2023.

Syndicated loan facility (R1bn)			72
During 2020 the facility was cancelled.
Siguiri revolving credit facilities ($65m)	35	67	67
Interest paid at 8.5% above LIBOR. The facility was issued on 23 August 2016, and is available until 3 May 2022 and is US dollar-based.
Geita revolving credit facility ($150m)		113	114
Multi-currency RCF consisting of a Tanzanian shilling component which was capped at the equivalent of US$45m. Interest on this component was paid at 12.5%. Interest on the remaining USD component was paid at LIBOR plus 6.7%. The facility was cancelled during December 2021.

Geita revolving credit facility ($150m) - 2021	110
A multi-currency RCF was entered into during December 2021, consisting of a Tanzanian shilling component which is capped at the equivalent of US$87m. This component bears interest at 12.5%. The remaining USD component of the facility bears interest at LIBOR plus 6.7%. The facility matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.

Total borrowings (note 33)	1,909	1,931	2,033
Current portion of borrowings (note 34)	(51)	(142)	(734)
Total non-current borrowings (note 34)	1,858	1,789	1,299

Amounts falling due
Within one year	51	142	734
Between one and two years	31	812	110
Between two and five years	110	—	898
After five years	1,717	977	291
(note 33)	1,909	1,931	2,033

Figures in millions - US Dollar	Carrying value at 31 December 2021	Repayable within one year	Repayable within one to two years
Siguiri revolving credit facility ($65m) (1)	35	35	—
Geita revolving credit facility ($150m) (2)	63	—	—
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) (3)	—	—	—

(1) The Siguiri RCF currently bears interest at LIBOR plus 8.5%. At 31 December 2021, $30m of the facility was undrawn. The Siguiri RCF matures in May 2022.

(2) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$87m and this component bears interest at 12.5%. The remaining component bears interest at LIBOR plus 6.7%. The equivalent of $40m was undrawn under the Geita RCF at 31 December 2021. The Geita RCF facility matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.

(3) At 31 December 2021, an equivalent of $33m was drawn under the AUD portion of the $1.4bn multi-currency RCF, which bears interest at BBSY plus 1.45%. At 31  December 2021, the USD portion of the $1.4bn multi-currency RCF, bearing interest at LIBOR plus 1.45%, was undrawn. The $1.4bn RCF is available until October 2023.

	US Dollars
Figures in millions	2021	2020	2019

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,829	1,884	1,893
Australian dollar	33	—	21
SA rand	—	—	72
Tanzanian shillings	47	47	47
(notes 33)	1,909	1,931	2,033

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
Syndicated revolving credit facility (R2.5bn) - SA rand (1)			179
Syndicated revolving credit facility (R1.4bn) - SA rand (2)			100
FirstRand Bank Limited (R150m; 2020: R500m; 2019: R750m) - SA rand	10	34	54
Multi currency syndicated revolving credit facility ($1.4bn) - US Dollar	1,367	1,400	1,379
Revolving credit facility - $150m	40	41	40
Revolving credit facility - $65m	30	—	—
	1,447	1,475	1,752

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (3):
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	1,931	2,033	2,050
Proceeds from borrowings	822	2,226	168
Repayment of borrowings	(820)	(2,310)	(123)
Finance costs paid on borrowings	(115)	(114)	(122)
Deferred loan fees	(4)	4	(7)
Other borrowing fees	(11)	(15)
Interest charged to the income statement	106	115	127
Reclassification of finance leases to lease liabilities	—	—	(60)
Translation	—	(8)	—
Closing balance	1,909	1,931	2,033

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	115	114	122
Capitalised finance cost	(14)	(17)	(6)
Commitment fees, utilisation fees and other borrowing costs	10	13	12
Total finance costs paid	111	110	128

(1) R2.5bn Syndicated loan facility issued December 2017 was cancelled on 23 October 2020.

(2) R1.4bn Syndicated loan facility issued July 2015 was cancelled on 19 February 2020.

(3) Refer note 14 for changes in lease liabilities arising from financing activities.